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American Funds Strategic Bond Fund SM
American Funds Strategic Bond Fund SM
American Funds Strategic Bond FundSM Prospectus Supplement September 16, 2020 (for prospectus dated March 1, 2020, as supplemented to date)

1. The “Annual fund operating expenses” table in the “Fees and expenses of the fund” section is amended to read as follows. Except as indicated below, footnotes to the “Annual fund operating expenses” table in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds Strategic Bond Fund SM		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class R-1	Class R-2	Class R-2E		Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees		0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%		0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees		0.30%	1.00%	0.25%	0.25%	none	none	0.23%	1.00%	0.50%	0.25%	none	1.00%	0.75%	0.60%		0.50%	0.25%	none	none	none
Other expenses		0.19%	0.19%	0.19%	0.22%	0.19%	0.09%	0.24%	0.25%	0.18%	0.25%	0.25%	0.17%	0.41%	0.33%		0.21%	0.16%	0.24%	0.14%	0.09%
Total annual fund operating expenses		0.85%	1.55%	0.80%	0.83%	0.55%	0.45%	0.83%	1.61%	1.04%	0.86%	0.61%	1.53%	1.52%	1.29%		1.07%	0.77%	0.60%	0.50%	0.45%
Fee waiver and/or expense reimbursement	[1]	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.04%	[2]	0.03%	0.03%	0.03%	0.03%	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.82%	1.52%	0.77%	0.80%	0.52%	0.42%	0.80%	1.58%	1.01%	0.83%	0.58%	1.50%	1.49%	1.25%		1.04%	0.74%	0.57%	0.47%	0.42%
[1]	The investment adviser is currently reimbursing a portion of the other expenses and waiving a portion of its management fees. The reimbursement and waiver will be in effect through at least September 16, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement or waiver at that time. The fund's board of trustees will consider the management fee reduction in connection with the next assessment of the Investment Advisory and Service Agreement with the fund's investment adviser.
[2]	The fund's transfer agent is currently waiving a portion of the other expenses. This waiver will be in effect through at least September 16, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.

2. The table under the heading “Example” in the “Fees and expenses of the fund” section is amended to read as follows:
Expense Example - American Funds Strategic Bond Fund SM - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 456	$ 255	$ 327	$ 82	$ 53	$ 43	$ 429	$ 261	$ 103	$ 333	$ 59	$ 153	$ 152	$ 127	$ 106	$ 76	$ 58	$ 48	$ 43
3 years	633	487	496	262	173	141	603	505	328	515	192	480	477	405	337	243	189	157	141
5 years	826	842	680	458	304	249	792	873	571	712	337	831	826	704	587	425	332	277	249
10 years	$ 1,382	$ 1,646	$ 1,212	$ 1,023	$ 686	$ 564	$ 1,337	$ 1,417	$ 1,268	$ 1,282	$ 759	$ 1,821	$ 1,810	$ 1,553	$ 1,303	$ 951	$ 747	$ 625	$ 564

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Funds Strategic Bond Fund SM - USD ($)	Class C	Class 529-C
1 year	$ 155	$ 161
3 years	487	505
5 years	842	873
10 years	$ 1,646	$ 1,417

Keep this supplement with your prospectus.